Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property Plant and Equipment [Abstract]
Furniture and fixtures	$ 19,880	$ 19,880	$ 56,696
Computer equipment	43,784	43,784	23,896
Property, plant and equipment, gross	63,664	63,664	80,592
Less: Accumulated depreciation	(28,003)	(24,500)	(24,396)
Property, plant and equipment - net	$ 35,661	$ 39,164	$ 56,196